Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	Years ended June 30,
	2020	2021	2021
	RMB	RMB	US$

Cash and cash equivalent	285,924	260,593	40,361
Restricted cash	2,970	72,189	11,181
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	288,894	332,782	51,542